Employee Benefit Plan, Master Trust	12 Months Ended
Dec. 31, 2025
EBP
EBP, Master Trust [Line Items]
EBP, Master Trust	MASTER TRUST:
The following table presents the net assets of the Master Trust (in thousands):

	December 31, 2025		December 31, 2024
	Master Trust	Plan’s Interest in Master Trust	Master Trust	Plan’s Interest in Master Trust
Investments at contract value:
Synthetic investment contracts(1)	$222,528	$207,329	$227,557	$211,726
Investments at fair value:
Collective trusts	3,824,977	3,513,457	3,490,832	3,210,948
Registered investment companies	79,980	77,975	86,313	83,627
Common stocks	59,302	53,997	85,870	78,505
Short-term investments	3,917	3,610	7,198	6,657
Total investments at fair value	3,968,176	3,649,039	3,670,213	3,379,737
Total investments	4,190,704	3,856,368	3,897,770	3,591,463
Receivables:
Pending trades and other	6	5	71	66
Total assets	4,190,710	3,856,373	3,897,841	3,591,529
Liabilities:
Pending trades and other	(1,302)	(1,213)	(1,933)	(1,798)
Total liabilities	$(1,302)	$(1,213)	$(1,933)	$(1,798)
Net assets	$4,189,408	$3,855,160	$3,895,908	$3,589,731
 (1) As of December 31, 2025, the Master Trust synthetic investments include settlement proceeds of $10,244,054 and settlement earnings of $224,172. Refer to Note 2, Investment Valuation and Income Recognition.

The following is a summary of the investment income/(loss) and other additions to the Master Trust for the year ended December 31, 2025 (in thousands):

Interest and dividends	$15,261
Net appreciation/(depreciation) in fair value of investments	540,401
Other additions (Note 2)	10,468
Investment income/(loss) and other additions	$566,130
Plan’s interest therein	$523,666